Vanguard Municipal Low Duration Fund Investment Strategy - Investor Prospectus [Member] - Vanguard Municipal Low Duration Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing mainly in state and local municipal securities. As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose income is exempt from federal income tax. The Fund may count securities that generate income subject to the federal alternative minimum tax (AMT) toward the 80% investment requirement.The Fund’s advisor sets, and periodically adjusts, a duration target for the Fund based on expectations about the direction of interest rates and other economic factors. Duration is a measure of the price sensitivity of a bond or a bond fund to changes in interest rates. For example, if a bond has a duration of two years, its price would fall by approximately 2% when interest rates rise by 1%. On the other hand, the bond’s price would rise by approximately 2% when interest rates fall by 1%.The Fund invests in high-quality, short-term municipal securities. To be considered high quality, a security must be determined by the Fund’s advisor to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality.